Shareholder Report, Average Annual Return (Details) B027628_Direxion Daily BA Bear 1X Shares_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily BA Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily BA Bear 1X Shares NAV
Average Annual Return, Percent	(19.90%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	30.19%
The Boeing Company [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Boeing Company
Average Annual Return, Percent	23.69%